Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018
Operating expenses:
General and administrative	$ 47,524	$ 2,809	$ 48,469
Total operating expenses	47,524	2,809	48,469
Loss from operations	(47,524)	(2,809)	(48,469)
Other (expense):
Interest expense
Net loss before provision for income taxes	(47,524)	(2,809)	(48,469)
Provision for income taxes
NET LOSS	$ (47,524)	$ (2,809)	$ (48,469)
Loss per common share, basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	85,103,673	15,000,000	85,103,673